CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Total Unisys Corporation	Common Stock Par Value	Accumu-lated Deficit	Treasury Stock At Cost	Paid-in Capital	Accumu-lated Other Compre-hensive Loss	Non-controlling Interests
Beginning Balance at Dec. 31, 2021	$ (64.4)	$ (113.7)	$ 0.7	$ (1,409.0)	$ (152.2)	$ 4,710.9	$ (3,264.1)	$ 49.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net (loss) income	(104.9)	(106.0)		(106.0)				1.1
Stock-based activity	16.9	16.9			(3.8)	20.7
Translation adjustments	(117.5)	(111.2)					(111.2)	(6.3)
Pension and postretirement plans	291.7	299.3					299.3	(7.6)
Ending Balance at Dec. 31, 2022	21.8	(14.7)	0.7	(1,515.0)	(156.0)	4,731.6	(3,076.0)	36.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net (loss) income	(427.1)	(430.7)		(430.7)				3.6
Stock-based activity	17.9	17.9			(0.4)	18.3
Translation adjustments	67.9	64.6					64.6	3.3
Pension and postretirement plans	181.1	211.1					211.1	(30.0)
Ending Balance at Dec. 31, 2023	(138.4)	(151.8)	0.7	(1,945.7)	(156.4)	4,749.9	(2,800.3)	13.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Consolidated net (loss) income	(193.2)	(193.4)		(193.4)				0.2
Stock-based activity	18.7	18.7	0.1		(2.1)	20.7
Translation adjustments	(73.4)	(71.9)					(71.9)	(1.5)
Pension and postretirement plans	117.0	115.0					115.0	2.0
Ending Balance at Dec. 31, 2024	$ (269.3)	$ (283.4)	$ 0.8	$ (2,139.1)	$ (158.5)	$ 4,770.6	$ (2,757.2)	$ 14.1